Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern
Going Concern

NOTE 2 – GOING CONCERN

The Company currently utilizes production revenues to fund its operating expenses. The Company’s minimal cash flows from operations, projected cost of capital improvements of the oil and gas wells, and its projected operating losses to be incurred raise substantial doubt about its ability to continue as a going concern. The Company plans to use additional equity financing through fiscal year 2013 to fund potential acquisitions and business expansion.

NOTE 2 – GOING CONCERN

The Company currently utilizes production revenues to fund its operating expenses. The Company’s negative cash flows from operations, working capital deficit, projected cost of capital improvements of the oil and gas wells, and its projected operating losses to be incurred raise substantial doubt about its ability to continue as a going concern. The Company plans to use additional equity financing through fiscal year 2013 to fund potential acquisitions and business expansion. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.